Related Party Transactions and Direction and Coordination Activity - Summary of Consolidated Statement of Financial Position (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [Line Items]
Non-current financial assets	€ (1,594)	€ (1,768)	€ (1,768)
Securities other than investments (current assets)	1,126	993
Financial receivables and other current financial assets	340	437
Cash and cash equivalents	(1,917)	(3,575)		€ (3,964)	€ (3,559)
Current financial assets	(3,383)	(5,005)	(5,005)
Non-current financial liabilities	25,059	28,108
Current financial liabilities	5,913	4,756
Trade and miscellaneous receivables and other current assets	4,706	4,959	4,854
Miscellaneous payables and other non-current liabilities	3,297	1,678	1,427
Trade and miscellaneous receivables and other current assets	4,706	4,959	4,854
Trade and miscellaneous payables and other current liabilities	6,901	7,520	€ 7,407
Consolidated statement of financial position [member]
Disclosure of transactions between related parties [Line Items]
Trade and miscellaneous receivables and other current assets	3	3
Trade and miscellaneous receivables and other current assets	3	3
Trade and miscellaneous payables and other current liabilities	€ 24	24
Description of type of contract	Payables for contributions to pension funds
Consolidated statement of financial position [member] | Trade and miscellaneous receivables and other current assets [member]
Disclosure of transactions between related parties [Line Items]
Trade and miscellaneous receivables and other current assets	€ 19	33
Trade and miscellaneous receivables and other current assets	19	33
Consolidated statement of financial position [member] | Trade and miscellaneous payables and other current liabilities [Member]
Disclosure of transactions between related parties [Line Items]
Trade and miscellaneous payables and other current liabilities	46	33
Consolidated statement of financial position [member] | Other minor companies [member]
Disclosure of transactions between related parties [Line Items]
Trade and miscellaneous receivables and other current assets	1	1
Trade and miscellaneous receivables and other current assets	1	1
Trade and miscellaneous payables and other current liabilities	€ 1	1
Consolidated statement of financial position [member] | Mediobanca group [member]
Disclosure of transactions between related parties [Line Items]
Securities other than investments (current assets)		15
Financial receivables and other current financial assets		38
Non-current financial liabilities		100
Current financial liabilities		163
Consolidated statement of financial position [member] | Mediobanca group [member] | Trade and miscellaneous payables and other current liabilities [Member]
Disclosure of transactions between related parties [Line Items]
Trade and miscellaneous payables and other current liabilities		1
Description of type of contract	Credit recovery activities.
Consolidated statement of financial position [member] | Vivendi group [member] | Trade and miscellaneous receivables and other current assets [member]
Disclosure of transactions between related parties [Line Items]
Trade and miscellaneous receivables and other current assets	€ 1
Trade and miscellaneous receivables and other current assets	€ 1
Description of type of contract	TIM Show 2018 service and TV series rights.
Consolidated statement of financial position [member] | Vivendi group [member] | Trade and miscellaneous payables and other current liabilities [Member]
Disclosure of transactions between related parties [Line Items]
Trade and miscellaneous payables and other current liabilities	€ 2	2
Description of type of contract	Purchase of musical and television digital content (TIMmusic and TIMvision) and supply of D&P cloud-based games (TIMgames).
Consolidated statement of financial position [member] | Other directors or through [member] | Trade and miscellaneous receivables and other current assets [member]
Disclosure of transactions between related parties [Line Items]
Trade and miscellaneous receivables and other current assets	€ 1	3
Trade and miscellaneous receivables and other current assets	1	3
Consolidated statement of financial position [member] | Other directors or through [member] | Trade and miscellaneous payables and other current liabilities [Member]
Disclosure of transactions between related parties [Line Items]
Trade and miscellaneous payables and other current liabilities	1
Consolidated statement of financial position [member] | Havas group [member] | Trade and miscellaneous receivables and other current assets [member]
Disclosure of transactions between related parties [Line Items]
Trade and miscellaneous receivables and other current assets	17	29
Trade and miscellaneous receivables and other current assets	17	29
Consolidated statement of financial position [member] | Havas group [member] | Trade and miscellaneous payables and other current liabilities [Member]
Disclosure of transactions between related parties [Line Items]
Trade and miscellaneous payables and other current liabilities	€ 44	30
Consolidated statement of financial position [member] | Other minor companies [member] | Trade and miscellaneous receivables and other current assets [member]
Disclosure of transactions between related parties [Line Items]
Trade and miscellaneous receivables and other current assets		1
Trade and miscellaneous receivables and other current assets		1
Consolidated statement of financial position [member] | Securities other than investments (current assets) [Member] | Mediobanca group [member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Bonds issued by Mediobanca.
Consolidated statement of financial position [member] | Financial receivables and other current financial assets [member] | Mediobanca group [member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Hedging derivatives, loans, financing and finance leases made with Mediobanca.
Consolidated statement of financial position [member] | Non-current financial liabilities [member] | Mediobanca group [member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Hedging derivatives, loans, financing and finance leases made with Mediobanca.
Consolidated statement of financial position [member] | Current financial liabilities [member] | Mediobanca group [member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Hedging derivatives and loans made with Mediobanca.
Other related parties [member] | Consolidated statement of financial position [member]
Disclosure of transactions between related parties [Line Items]
Trade and miscellaneous payables and other current liabilities	€ 3	3
Related parties [member]
Disclosure of transactions between related parties [Line Items]
Securities other than investments (current assets)		15
Financial receivables and other current financial assets		38
Current financial assets		(53)
Non-current financial liabilities		100
Current financial liabilities		163
Trade and miscellaneous receivables and other current assets	22	36
Miscellaneous payables and other non-current liabilities	1
Trade and miscellaneous receivables and other current assets	22	36
Trade and miscellaneous payables and other current liabilities	73	60
Alfiere SPA [member] | Consolidated statement of financial position [member] | Trade and miscellaneous receivables and other current assets [member]
Disclosure of transactions between related parties [Line Items]
Trade and miscellaneous receivables and other current assets	1	1
Trade and miscellaneous receivables and other current assets	€ 1	1
Description of type of contract	Contracts for project management, administration, corporate and compliance services, and sundry chargebacks.
W.A.Y. S.r.l. [member] | Consolidated statement of financial position [member]
Disclosure of transactions between related parties [Line Items]
Trade and miscellaneous receivables and other current assets	€ 1	1
Trade and miscellaneous receivables and other current assets	1	1
Trade and miscellaneous payables and other current liabilities	€ 1	1
W.A.Y. S.r.l. [member] | Consolidated statement of financial position [member] | Trade and miscellaneous receivables and other current assets [member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Supply of fixed-line and mobile services
W.A.Y. S.r.l. [member] | Consolidated statement of financial position [member] | Trade and miscellaneous payables and other current liabilities [Member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Supply, installation and assistance services for geolocation equipment provided as part of offers to TIM customers and development and integration services provided under the Consip agreement.
Movenda S.p.A. [member] | Consolidated statement of financial position [member]
Disclosure of transactions between related parties [Line Items]
Trade and miscellaneous payables and other current liabilities	€ 1	€ 1
Movenda S.p.A. [member] | Consolidated statement of financial position [member] | Trade and miscellaneous payables and other current liabilities [Member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Supply and certification of SIM-cards, software systems.
Discontinued Operations [member]
Disclosure of transactions between related parties [Line Items]
Non-current financial assets	0.00%	0.00%
Securities other than investments (current assets)		1.50%
Financial receivables and other current financial assets		8.70%
Cash and cash equivalents		0.00%
Current financial assets		1.10%
Non-current financial liabilities		0.40%
Current financial liabilities		3.40%
Trade and miscellaneous receivables and other current assets	0.50%	0.70%
Miscellaneous payables and other non-current liabilities	0.00%
Trade and miscellaneous payables and other current liabilities	1.10%	0.80%
Continuing Operations1[member] | Associates, subsidiaries of associates and joint ventures [member]
Disclosure of transactions between related parties [Line Items]
Trade and miscellaneous receivables and other current assets	€ 3	€ 3
Trade and miscellaneous receivables and other current assets	3	3
Trade and miscellaneous payables and other current liabilities	3	3
Continuing Operations1[member] | Other related parties [member]
Disclosure of transactions between related parties [Line Items]
Securities other than investments (current assets)		15
Financial receivables and other current financial assets		38
Current financial assets		(53)
Non-current financial liabilities		100
Current financial liabilities		163
Trade and miscellaneous receivables and other current assets	19	33
Miscellaneous payables and other non-current liabilities	1
Trade and miscellaneous receivables and other current assets	19	33
Trade and miscellaneous payables and other current liabilities	46	33
Continuing Operations1[member] | Pension funds [member]
Disclosure of transactions between related parties [Line Items]
Trade and miscellaneous payables and other current liabilities	€ 24	€ 24